Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net earnings	$ 145,007	$ 156,130
Foreign currency translation loss	(7,882)	(183)
Comprehensive earnings	137,125	155,947
Less: Comprehensive earnings attributable to non-controlling shareholders	23,933	20,918
Comprehensive earnings attributable to Company	$ 113,192	$ 135,029